Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥) shares
Allowance for doubtful accounts receivable	$ 25,551	¥ 177,401	¥ 189,563
Allowance for loans and interest receivable, current	7,017	48,722	8,945
Allowance for loans and interest receivable, non current	10,004	69,457	0
Total current liabilities	6,640,076	46,102,045	26,102,802
Total non-current liabilities	$ 5,495,167	¥ 38,152,951	37,534,790
Common stock, par value per share | $ / shares	$ 0.00005
Common stock, shares authorized	870,400,000	870,400,000
Variable Interest Entity, Primary Beneficiary
Total current liabilities	$ 3,012,327	¥ 20,914,589	14,391,610
Total non-current liabilities	$ 159,566	¥ 1,107,864	¥ 2,718,124
Class A Ordinary Shares
Common stock, par value per share | $ / shares	$ 0.00005
Common stock, shares authorized	825,000,000	825,000,000	825,000,000
Common stock, shares issued	27,325,551	27,325,551	27,113,541
Common stock, shares outstanding	27,325,551	27,325,551	27,113,541
Class B Ordinary Shares
Common stock, par value per share | $ / shares	$ 0.00005
Common stock, shares authorized	35,400,000	35,400,000	35,400,000
Common stock, shares issued	7,401,254	7,401,254	7,492,921
Common stock, shares outstanding	7,401,254	7,401,254	7,492,921